Exhibit 99
Ford Credit Auto Owner Trust 2013-D
Monthly Investor Report

Collection Period	March 2014
Payment Date	4/15/2014
Transaction Month	5
Additional information about the structure, cashflows, defined terms and parties for this transaction can be found in the prospectus supplement, available on the SEC website (http://www.sec.gov) under the registration number 333-189385 and at http://www.fordcredit.com/institutionalinvestments/index.jhtml.
I. ORIGINAL DEAL PARAMETERS

	Dollar Amount	# of Receivables	Weighted Avg Remaining Term at Cutoff
Initial Pool Balance	$1,526,999,130.67	67,609	55.3 months

	Dollar Amount	Note Interest Rate	Final Scheduled Payment Date
Original Securities
Class A-1 Notes	$347,900,000.00	0.24000%	December 15, 2014
Class A-2 Notes	$467,100,000.00	0.450%	August 15, 2016
Class A-3 Notes	$471,600,000.00	0.670%	April 15, 2018
Class A-4 Notes	$110,200,000.00	1.110%	February 15, 2019
Class B Notes	$44,110,000.00	1.540%	March 15, 2019
Class C Notes	$29,410,000.00	1.720%	July 15, 2019
Class D Notes	$29,410,000.00	2.320%	May 15, 2020
Total	$1,499,730,000.00
II. AVAILABLE FUNDS

Interest:
Interest Collections	$4,231,276.16

Principal:
Principal Collections	$28,706,330.98
Prepayments in Full	$22,905,195.82
Liquidation Proceeds	$513,495.33
Recoveries	$11,898.77
Sub Total	$52,136,920.90
Collections	$56,368,197.06

Purchase Amounts:
Purchase Amounts Related to Principal	$84,450.38
Purchase Amounts Related to Interest	$175.83
Sub Total	$84,626.21

Clean-up Call	$0.00

Reserve Account Draw Amount	$0.00

Available Funds - Total	$56,452,823.27

Ford Credit Auto Owner Trust 2013-D
Monthly Investor Report

Collection Period	March 2014
Payment Date	4/15/2014
Transaction Month	5
III. DISTRIBUTION

	Calculated Amount	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Indenture/Owner Trustee/Expenses	$0.00	$0.00	$0.00	$0.00	$56,452,823.27
Servicing Fee	$1,064,609.67	$1,064,609.67	$0.00	$0.00	$55,388,213.60
Interest - Class A-1 Notes	$16,624.66	$16,624.66	$0.00	$0.00	$55,371,588.94
Interest - Class A-2 Notes	$175,162.50	$175,162.50	$0.00	$0.00	$55,196,426.44
Interest - Class A-3 Notes	$263,310.00	$263,310.00	$0.00	$0.00	$54,933,116.44
Interest - Class A-4 Notes	$101,935.00	$101,935.00	$0.00	$0.00	$54,831,181.44
First Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$54,831,181.44
Interest - Class B Notes	$56,607.83	$56,607.83	$0.00	$0.00	$54,774,573.61
Second Priority Principal Payment	$985,038.66	$985,038.66	$0.00	$0.00	$53,789,534.95
Interest - Class C Notes	$42,154.33	$42,154.33	$0.00	$0.00	$53,747,380.62
Third Priority Principal Payment	$29,410,000.00	$29,410,000.00	$0.00	$0.00	$24,337,380.62
Interest - Class D Notes	$56,859.33	$56,859.33	$0.00	$0.00	$24,280,521.29
Reserve Account Deposit	$0.00	$0.00	$0.00	$0.00	$24,280,521.29
Regular Principal Payment	$55,594,602.23	$24,280,521.29	$0.00	$0.00	$0.00
Additional Trustee Fees and Expenses	$0.00	$0.00	$0.00	$0.00	$0.00
Residuel Released to Depositor	$0.00	$0.00	$0.00	$0.00	$0.00
Total		$56,452,823.27

Principal Payment:
First Priority Principal Payment					$0.00
Second Priority Principal Payment					$985,038.66
Third Priority Principal Payment					$29,410,000.00
Regular Principal Payment					$24,280,521.29
Total					$54,675,559.95
IV. NOTEHOLDER PAYMENTS

	Noteholder Principal Payments		Noteholder Interest Payments		Total Payments
Original	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance
Class A-1 Notes	$54,675,559.95	$157.16	$16,624.66	$0.05	$54,692,184.61	$157.21
Class A-2 Notes	$0.00	$0.00	$175,162.50	$0.38	$175,162.50	$0.38
Class A-3 Notes	$0.00	$0.00	$263,310.00	$0.56	$263,310.00	$0.56
Class A-4 Notes	$0.00	$0.00	$101,935.00	$0.93	$101,935.00	$0.93
Class B Notes	$0.00	$0.00	$56,607.83	$1.28	$56,607.83	$1.28
Class C Notes	$0.00	$0.00	$42,154.33	$1.43	$42,154.33	$1.43
Class D Notes	$0.00	$0.00	$56,859.33	$1.93	$56,859.33	$1.93
Total	$54,675,559.95	$36.46	$712,653.65	$0.48	$55,388,213.60	$36.94

Ford Credit Auto Owner Trust 2013-D
Monthly Investor Report

Collection Period	March 2014
Payment Date	4/15/2014
Transaction Month	5

V. NOTE BALANCE AND POOL INFORMATION

	Beginning of Period Balance	Note Factor	End of Period Balance	Note Factor
Class A-1 Notes	$85,989,640.89	0.2471677	$31,314,080.94	0.0900089
Class A-2 Notes	$467,100,000.00	1.0000000	$467,100,000.00	1.0000000
Class A-3 Notes	$471,600,000.00	1.0000000	$471,600,000.00	1.0000000
Class A-4 Notes	$110,200,000.00	1.0000000	$110,200,000.00	1.0000000
Class B Notes	$44,110,000.00	1.0000000	$44,110,000.00	1.0000000
Class C Notes	$29,410,000.00	1.0000000	$29,410,000.00	1.0000000
Class D Notes	$29,410,000.00	1.0000000	$29,410,000.00	1.0000000
Total	$1,237,819,640.89	0.8253617	$1,183,144,080.94	0.7889047

Pool Information
Weighted Average APR	4.194%	4.173%
Weighted Average Remaining Term	51.75	50.91
Number of Receivables Outstanding	59,699	57,942
Pool Balance	$1,277,531,608.54	$1,225,042,768.67
Adjusted Pool Balance (Pool Balance - YSOC Amount)	$1,228,649,284.06	$1,178,014,602.23
Pool Factor	0.8366289	0.8022551

VI. OVERCOLLATERALIZATION INFORMATION

Specified Reserve Balance	$7,634,995.65
Targeted Credit Enhancement Amount	$18,375,641.53
Yield Supplement Overcollateralization Amount	$47,028,166.44
Targeted Overcollateralization Amount	$57,768,812.32
Actual Overcollateralization Amount (EOP Pool Balance - EOP Note Balance)	$41,898,687.73

VII. RECONCILIATION OF RESERVE ACCOUNT

Beginning Reserve Account Balance	$7,634,995.65
Reserve Account Deposits Made	$0.00
Reserve Account Draw Amount	$0.00
Ending Reserve Account Balance	$7,634,995.65
Change in Reserve Account Balance	$0.00
Specified Reserve Balance	$7,634,995.65

Ford Credit Auto Owner Trust 2013-D
Monthly Investor Report

Collection Period	March 2014
Payment Date	4/15/2014
Transaction Month	5

VIII. NET LOSSES AND DELINQUENT RECEIVABLES

		# of Receivables	Amount
Realized Losses		198	$279,367.36
(Recoveries)		2	$11,898.77
Net Losses for Current Collection Period			$267,468.59
Cumulative Net Losses Last Collection Period			$383,218.00
Cumulative Net Losses for all Collection Periods			$650,686.59

Ratio of Net Losses for Current Collection Period to Beginning of Period Pool Balance (annualized)			0.25%

Delinquent Receivables:
	% of EOP Pool Balance	# of Receivables	Amount
31-60 Days Delinquent	0.84%	437	$10,258,127.18
61-90 Days Delinquent	0.06%	30	$756,399.60
91-120 Days Delinquent	0.00%	2	$40,158.37
Over 120 Days Delinquent	0.02%	6	$189,962.83
Total Delinquent Receivables	0.92%	475	$11,244,647.98

Repossession Inventory:
Repossessed in the Current Collection Period		14	$301,565.87
Total Repossessed Inventory		24	$622,483.04

Ratio of Net Losses to the Average Pool Balance for the Collection Period:
Second Preceding Collection Period			0.0803%
Preceding Collection Period			0.2270%
Current Collection Period			0.2565%
Three Month Average			0.1879%

Number of 61+ Delinquent Receivables to EOP Number of Outstanding Receivables:
Second Preceding Collection Period			0.0570%
Preceding Collection Period			0.0603%
Current Collection Period			0.0656%
Three Month Average			0.0609%

IX. REPURCHASE DEMAND ACTIVITY (RULE 15Ga-1)

No Activity to report

Most Recent Form ABS-15G

Filed by: Ford Motor Credit Company LLC
CIK#: 0000038009
Date: February 7, 2014

SERVICER CERTIFICATION
THIS REPORT IS ACCURATE IN ALL MATERIAL RESPECTS.
Ford Motor Credit Company LLC
/s/ Erin Rohde
Assistant Treasurer